Goodwill	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Goodwill

Note 10 – Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since January 31, 2020:

	January 31,	January 31,
	2022	2021
Balance at beginning of period	565,177	523,690
Acquisition of Peoplevox	—	15,182
Acquisition of Kontainers	—	3,461
Acquisition of ShipTrack	—	10,327
Acquisition of QuestaWeb	21,691	—
Acquisition of Portrix	15,032	—
Acquisition of GreenMile	12,968	—
Adjustments on account of foreign exchange	(6,107)	12,517
Balance at end of period	608,761	565,177